Income Taxes, Reconciliation of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Statutory Income Tax [Abstract]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of Non-deductible and Non-taxable Items [Abstract]
Tax inflation effects	4.90%	2.10%	7.20%
Derivatives	1.30%	0.30%	(0.20%)
Employee benefits	5.70%	1.50%	2.00%
Other non-deductible items	8.60%	0.00%	0.00%
Other	1.40%	4.80%	2.20%
Effective tax rate on Mexican operations	51.90%	38.70%	41.20%
Tax recoveries and NOL's in Brazil	(1.50%)	(3.50%)	(2.20%)
Dividends received from associates equity	0.00%	0.00%	(0.10%)
Foreign subsidiaries and other non-deductible items, net	8.80%	(2.20%)	(2.60%)	[1]
Tax rates differences	(3.10%)	(3.10%)	(2.00%)
Effective tax rate from continuing operations	56.10%	29.90%	34.30%
Effective tax rate from discontinued operation	0.00%	0.00%	(21.20%)

[1]	Includes discontinued operations effects of Claro Chile.